JPMorgan Ultra-Short Municipal Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 99.8% (a)
Alabama — 6.9%
Alabama Public School and College Authority, Capital Improvement Series 2015C, Rev., 5.00%, 6/1/2023	100	100
Alabama Special Care Facilities Financing Authority-Birmingham, Children's Hospital Health Care Facility Rev., 5.00%, 6/1/2023	205	205
Auburn University, General Fee Series 2020A, Rev., 5.00%, 6/1/2023	150	150
Birmingham Airport Authority
Rev., 5.00%, 7/1/2023	125	125
Rev., 5.00%, 7/1/2024	150	152
Rev., 5.00%, 7/1/2026	225	237
Black Belt Energy Gas District Series 2022E, Rev., 5.00%, 6/1/2023	390	390
Black Belt Energy Gas District, Gas Prepay
Series 2018B-2, Rev., (SIFMA Municipal Swap Index Yield + 0.62%), 4.18%, 6/8/2023 (b)	30,000	29,952
Series 2018A, Rev., 4.00%, 12/1/2023 (c)	19,865	19,858
Black Belt Energy Gas District, Gas Project No. 7 Series 2021C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 3.91%, 6/8/2023 (b)	27,000	26,234
Black Belt Energy Gas District, Gas Supply Subseries 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.80%, 6/5/2023 (b)	25,450	25,123
City of Centre, Warrant GO, 4.00%, 9/1/2023	215	215
City of Hamilton, Warrants GO, 5.00%, 8/1/2023	240	241
Industrial Development Board of The City of Mobile, Alabama Power Control, Barry Plant Project Series 2007A, Rev., 1.00%, 6/26/2025 (c)	4,750	4,482
Prattville Industrial Development Board, International Paper Co. Project
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	450	438
Series 2019C, Rev., 2.00%, 10/1/2024 (c)	430	419
Selma Industrial Development Board, International Paper Co. Project Series 2020A, Rev., 1.38%, 6/16/2025 (c)	2,670	2,534
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2018A, Rev., 4.00%, 6/1/2024 (c)	10,515	10,501
Southeast Energy Authority A Cooperative District, Project No. 4 Series 2022B-2, Rev., (SOFR + 1.79%), 5.18%, 6/5/2023 (b)	10,000	9,935
State of Alabama Series 2013A, GO, 4.00%, 8/1/2023	1,250	1,251
University of West Alabama, General Fee
Rev., AGM, 4.00%, 1/1/2024	125	125
Rev., AGM, 4.00%, 1/1/2025	150	150
Total Alabama		132,817
Alaska — 2.3%
Alaska Housing Finance Corp. Series 2015A, Rev., 5.00%, 6/1/2023	140	140
Alaska Housing Finance Corp., State Capital Project Series 2014A, Rev., 5.00%, 6/1/2023	200	200
Alaska Municipal Bond Bank Authority Series 1, Rev., 5.00%, 12/1/2023	960	967
Borough of North Slope Series 2021A, GO, 5.00%, 6/30/2023	220	220
City of Valdez, Exxon Pipeline Co. Project Series 1993-B, Rev., VRDO, 2.95%, 6/1/2023 (c)	6,840	6,840
City of Valdez, Phillips Trans Alaska Project
Series 1994A, Rev., VRDO, 3.55%, 6/9/2023 (c)	23,100	23,100
Series 2002, Rev., VRDO, 3.55%, 6/9/2023 (c)	12,200	12,200
Total Alaska		43,667
Arizona — 1.6%
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 5.00%, 2/1/2026	130	136
Arizona State University Energy Management LLC Rev., 4.50%, 7/1/2024	500	500
City of Chandler
Series 2013, Rev., 5.00%, 7/1/2023 (d)	1,625	1,627

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arizona — continued
Series 2014, GO, 5.00%, 7/1/2023	140	140
City of Mesa, Utility System Series 2019C, Rev., 5.00%, 7/1/2023	145	145
City of Phoenix GO, 4.00%, 7/1/2023	40	40
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2017D, Rev., 5.00%, 7/1/2023	35	35
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System Series 2014B, Rev., 5.00%, 7/1/2023	50	50
City of Scottsdale Series 2017, GO, 5.00%, 7/1/2023	40	40
City of Scottsdale, Water and Sewer System Rev., 5.25%, 7/1/2023	50	50
City of Tucson
Series 2015, Rev., 5.00%, 7/1/2023	30	30
Series 2018-A, GO, 5.00%, 7/1/2026	325	344
City of Yuma Series 2021, Rev., 4.00%, 7/1/2023	100	100
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2023	140	140
Series 2018A, Rev., 5.00%, 7/1/2024	200	202
Industrial Development Authority of the County of Yavapai (The), Regional Medical Center Rev., 5.00%, 8/1/2023	325	326
Industrial Development Authority of the County of Yavapai (The), Solid Waste Disposal Series 2010, Rev., VRDO, 3.80%, 9/1/2023 (c)	2,500	2,500
Maricopa County Elementary School District No. 25-Liberty
Series 2021B, GO, 4.00%, 7/1/2023	100	100
Series 2020A, GO, AGM, 5.00%, 7/1/2023	155	155
Maricopa County Industrial Development Authority, HonorHealth Series 2021A, Rev., 5.00%, 9/1/2024	175	178
Maricopa County School District No. 24 Gila Bend GO, AGM, 5.00%, 7/1/2023	700	701
Maricopa County Unified School District No. 4 Mesa Series 2019A, GO, 5.00%, 7/1/2023	185	185
Maricopa County Unified School District No. 41 Gilbert Series 2018B, GO, 5.00%, 7/1/2023	55	55
Maricopa County Unified School District No. 69 Paradise Valley Series 2018D, GO, 5.00%, 7/1/2023	240	240
Maricopa County Unified School District No. 95, Queen Creek, School Improvement GO, 3.00%, 7/1/2024	525	523
Pima County Regional Transportation Authority Excise, Tax Series 2017, Rev., 5.00%, 6/1/2023	60	60
Pinal County School District No. 1 Florence GO, 5.00%, 7/1/2023	50	50
Salt River Project Agricultural Improvement and Power District Series 2015A, Rev., 5.00%, 12/1/2045	21,000	21,581
Scottsdale Municipal Property Corp. Series 2015A, Rev., 5.00%, 7/1/2023	25	25
Sedona-Oak Creek Joint Unified School District No. 9 Series 2015, GO, 5.00%, 7/1/2023	50	50
University of Arizona (The)
Series 2016, Rev., 5.00%, 6/1/2023	40	40
Series 2018A, Rev., 5.00%, 6/1/2023	150	150
Series A, Rev., 5.00%, 6/1/2023	65	65
Western Maricopa Education Center District No. 402 Series 2013A, GO, 4.50%, 7/1/2023	25	25
Yuma County Library District Series 2015, GO, 5.00%, 7/1/2023	30	30
Total Arizona		30,618
Arkansas — 0.1%
City of Heber Springs, Water and Sewer Rev., 3.00%, 11/1/2023	100	99
Springdale School District No. 50 Series B, GO, 5.00%, 6/1/2023	600	600
State of Arkansas Series 2021, GO, 5.00%, 6/15/2023	20	20
University of Central Arkansas, Student Fee
Series 2020A, Rev., 5.00%, 11/1/2023	205	206
Series 2020A, Rev., 5.00%, 11/1/2026	220	231

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Arkansas — continued
Series 2020A, Rev., 5.00%, 11/1/2027	200	214
University of Central Arkansas, Student Housing System Series 2019C, Rev., AGM, 3.00%, 11/1/2023	135	135
Total Arkansas		1,505
California — 6.0%
Antelope Valley-East Kern Water Agency Rev., 5.00%, 6/1/2023	165	165
California Community Choice Financing Authority, Green Bond Series A-2, Rev., (SOFR + 1.70%), 5.09%, 6/5/2023 (b)	5,000	5,016
California Enterprise Development Authority, Riverside County, Library Facility Project Rev., 4.00%, 11/1/2023	200	201
California Health Facilities Financing Authority, Adventist Health System
Series 2011A, Rev., 3.00%, 3/1/2024 (c)	1,540	1,528
Series 2013A, Rev., 5.00%, 3/1/2024	55	55
California Health Facilities Financing Authority, Health System Series 2013A, Rev., 5.00%, 7/1/2024	20	20
California Health Facilities Financing Authority, Stanford Health Clinic Series 2021A, Rev., 3.00%, 8/15/2025 (c)	20,000	20,005
California Health Facilities Financing Authority, Sutter Health Series 2018A, Rev., 5.00%, 11/15/2023	100	101
California Infrastructure and Economic Development Bank, The Broad Sustainability Bonds Series 2018C, Rev., (SIFMA Municipal Swap Index Yield + 0.35%), 3.91%, 6/8/2023 (b)	19,250	19,010
California Municipal Finance Authority, Civic Center Infrastructure Improvement Program
Series 2017A, Rev., 5.00%, 6/1/2023	50	50
Series 2018A, Rev., 5.00%, 6/1/2023	100	100
California Municipal Finance Authority, San Antonio Gardens Project Rev., 4.00%, 11/15/2023	290	289
California Municipal Finance Authority, UCR North District, Phase 1 Student Housing Project
Rev., 5.00%, 5/15/2024	300	303
Rev., 5.00%, 5/15/2025	425	435
California Pollution Control Financing Authority, American Water Capital Corp. Project Rev., 0.60%, 9/1/2023 (c)	1,850	1,834
California School Finance Authority, Kipp Social Projects Series 2019A, Rev., 5.00%, 7/1/2023 (e)	100	100
California State Public Works Board
Series 2013D, Rev., 5.00%, 6/1/2023	365	365
Series A, Rev., 5.00%, 6/1/2023	2,045	2,045
Series 2007A, Rev., NATL - RE, 5.25%, 6/1/2023 (d)	500	500
California State Public Works Board, Department Of Coalinga State Hospital Series 2013E, Rev., 5.00%, 6/1/2023	1,935	1,935
California State Public Works Board, Judicial Council of California Series A, Rev., 5.00%, 6/1/2023	425	425
Chula Vista Elementary School District Rev., BAN, Zero Coupon, 8/1/2023	5,500	5,464
City & County of San Francisco Series 2021R-2, GO, 5.00%, 6/15/2023	75	75
City of Los Angeles, Wastewater System
Subseries B, Rev., 5.00%, 6/1/2023	85	85
Series 2013-A, Rev., 5.00%, 6/1/2025	75	75
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 10/1/2023	1,250	1,253
Series 2021A, Rev., 5.00%, 4/1/2024	1,220	1,229
Contra Costa County Public Financing Authority, Capital Project Series B, Rev., 5.00%, 6/1/2023	750	750
County of Los Angeles Rev., TRAN, 4.00%, 6/30/2023	50	50
Desert Sands Unified School District Series 2012, GO, 4.00%, 7/3/2023	130	130
Garden Grove Sanitary District Series 2017, Rev., 5.00%, 6/15/2023	25	25
Long Beach Bond Finance Authority, Rainbow Harbor Refinancing Project Series 2016B, Rev., 5.00%, 8/1/2023	75	75
Los Angeles County Metropolitan Transportation Authority Sales Tax Series 2014A, Rev., 5.00%, 7/1/2023	45	45
Los Angeles County Metropolitan Transportation Authority Sales Tax, Senior Lien
Series 2013B, Rev., 5.00%, 7/1/2023	4,660	4,666
Series 2014A, Rev., 5.00%, 7/1/2023	135	135

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water and Power, Power System
Series 2013B, Rev., 5.00%, 7/1/2023	180	180
Series 2016B, Rev., 5.00%, 7/1/2023	45	45
Los Angeles Department of Water and Power, Water System
Series 2013B, Rev., 5.00%, 7/1/2023 (d)	75	75
Series 2018A, Rev., 5.00%, 7/1/2023	25	25
Los Angeles Unified School District, Dedicated Unlimited Ad Valorem Property Tax Series 2020RYQ, GO, 5.00%, 7/1/2023	295	296
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2023	20	20
Sacramento Municipal Utility District, Electric Series 2019A, Rev., 5.00%, 10/17/2023 (c)	500	500
San Diego Unified School District Series 2023A, Rev., TRAN, 4.00%, 6/30/2023	25	25
San Francisco Unified School District Series 2015F/C, GO, 5.00%, 6/15/2023	55	55
San Jose Financing Authority, Civic Center Project Series 2013A, Rev., 5.00%, 6/1/2023 (d)	1,730	1,730
Silicon Valley Clean Water, WIFIA Rescue Project Series 2021A, Rev., 0.25%, 3/1/2024	40,000	38,312
Southern California Public Power Authority, Transmission Project Series 2017A, Rev., 5.00%, 7/1/2023	100	100
State of California, Various Purpose GO, 5.00%, 12/1/2027	2,205	2,408
Stockton Public Financing Authority Rev., 5.00%, 3/1/2025	570	571
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2615, Rev., VRDO, LOC : Barclays Bank plc, 3.68%, 6/9/2023 (c) (e)	2,730	2,730
West Contra Costa Healthcare District Series 2021, Rev., 4.00%, 7/1/2023	245	245
Total California		115,856
Colorado — 0.7%
City & County of Denver
Series 2020A-2, Rev., 5.00%, 11/15/2023	50	50
Series B, Rev., 5.00%, 11/15/2023	500	503
Series B, Rev., 5.00%, 11/15/2025	65	65
City & County of Denver, Airport System Series 2016A, Rev., 5.00%, 11/15/2023	90	90
City of Aurora, First Lien Water Rev., 5.00%, 8/1/2023	2,355	2,361
City of Colorado Springs COP, 5.00%, 12/1/2023	100	101
Colorado Health Facilities Authority Rev., 5.00%, 11/15/2023 (c)	125	126
Colorado State Education Loan Program
Series 2022B, Rev., TRAN, 4.00%, 6/29/2023	560	560
Series 2022B, Rev., TRAN, 5.00%, 6/29/2023	25	25
E-470 Public Highway Authority Series 2021B, Rev., (SOFR + 0.35%), 3.75%, 6/5/2023 (b)	5,000	4,970
Regional Transportation District
Series 2014A, COP, 4.38%, 6/1/2023 (d)	1,000	1,000
Series 2014A, COP, 4.50%, 6/1/2023 (d)	210	210
Series 2013A, COP, 5.00%, 6/1/2025	75	75
Regional Transportation District, Denver Transit Partners
Series A, Rev., 3.00%, 7/15/2023	50	50
Series A, Rev., 5.00%, 1/15/2024	200	201
Series A, Rev., 5.00%, 7/15/2024	150	151
Series A, Rev., 5.00%, 1/15/2025	165	167
Series A, Rev., 3.00%, 1/15/2026	110	108
Series A, Rev., 5.00%, 7/15/2026	225	233

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
State of Colorado Series 2020A, COP, 5.00%, 12/15/2023	2,500	2,518
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement Series 2016, COP, 5.00%, 6/15/2023	25	25
Total Colorado		13,589
Connecticut — 0.6%
City of New Britain GO, 5.00%, 9/1/2023 (d)	110	110
Connecticut State Health and Educational Facilities Authority, Hartford Healthcare Series 2020B-1, Rev., 5.00%, 1/1/2025 (c)	8,500	8,641
Connecticut State Health and Educational Facilities Authority, Stamford Hospital
Series L-1, Rev., 4.00%, 7/1/2023	275	275
Series L-1, Rev., 4.00%, 7/1/2024	300	298
Series L-1, Rev., 4.00%, 7/1/2026	350	348
Series L-1, Rev., 4.00%, 7/1/2027	350	349
State of Connecticut
Series 2020C, GO, 3.00%, 6/1/2023	600	600
Series 2020C, GO, 4.00%, 6/1/2023	400	400
Series 2020C, GO, 3.00%, 6/1/2024	1,065	1,059
State of Connecticut Clean Water Fund - State Revolving Fund Series B, Rev., 5.00%, 6/1/2023	270	270
State of Connecticut Special Tax Series 2022A, Rev., 5.00%, 7/1/2023	250	250
Total Connecticut		12,600
Delaware — 0.3%
Delaware Municipal Electric Corp. (The), Middletown and Seaford Project Series 2019A, Rev., 5.00%, 10/1/2023	220	221
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (c)	6,000	5,669
Delaware Transportation Authority Series 2022, Rev., 5.00%, 7/1/2023	145	145
Delaware Transportation Authority, Transportation System Series 2016, Rev., 5.00%, 7/1/2023	125	125
Total Delaware		6,160
District of Columbia — 2.2%
District of Columbia
Series 2013A, GO, 5.00%, 6/1/2023	200	200
Series 2015, Rev., 5.00%, 7/15/2023	330	331
District of Columbia, Gallaudet University Project Series A, Rev., 5.00%, 4/1/2026	100	103
District of Columbia, Income Tax Series C, Rev., 5.00%, 12/1/2023	37,655	37,966
District of Columbia, Kipp DC Project Rev., 5.00%, 7/1/2023	100	100
Metropolitan Washington Airports Authority Aviation Series 2021A, Rev., AMT, 5.00%, 10/1/2023	3,500	3,514
Washington Metropolitan Area Transit Authority
Series 2018, Rev., 5.00%, 7/1/2023	25	25
Series A-1, Rev., 5.00%, 7/1/2023	25	25
Total District of Columbia		42,264
Florida — 2.1%
Alachua County School Board Series 2020, COP, 5.00%, 7/1/2023	750	751
Bay County School Board Series 2020B, COP, 5.00%, 7/1/2023	225	225
Brevard County School District Series 2013A, COP, 5.00%, 7/1/2023	65	65
Central Florida Expressway Authority Series 2019B, Rev., 5.00%, 7/1/2026	40	42
Central Florida Expressway Authority, Senior Lien Series 2017, Rev., 5.00%, 7/1/2023	580	581
City of Fort Myers, Subordinate Utility System Series 2020B, Rev., AGM, 5.00%, 10/1/2023	2,125	2,135

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
City of Tampa Series 2020B, Rev., 5.00%, 7/1/2023	100	100
County of Escambia, International Paper Co. Project, Environmental Improvement Series 2019B, Rev., 2.00%, 10/1/2024 (c)	775	755
County of Hernando Series 2022, Rev., 5.00%, 6/1/2023	175	175
County of Miami-Dade Series 2015B, GO, 5.00%, 7/1/2023	90	90
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2023	2,500	2,509
Series 2020A, Rev., 5.00%, 10/1/2024	200	203
County of Okeechobee, Solid Waste Disposal, Waste Management, Inc., Okeechobee Landfill Project Series 2004A, Rev., 0.55%, 7/1/2024 (c)	2,250	2,168
Duval County Public Schools Series 2022A, COP, 5.00%, 7/1/2023	1,500	1,502
Florida Department of Environmental Protection Series 2016A, Rev., 5.00%, 7/1/2023	575	576
Florida Gulf Coast University Financing Corp., Housing Project Series 2017A, Rev., 5.00%, 8/1/2023	750	751
Florida Higher Educational Facilities Financial Authority, Ringling College Project Rev., 5.00%, 3/1/2024	110	110
Florida Housing Finance Corp. Series 2023E, Rev., 5.00%, 5/1/2025 (c)	2,260	2,306
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2016A, Rev., 5.00%, 10/1/2028	45	47
Hillsborough County Industrial Development Authority, Tampa General Hospital Project Series 2012-A, Rev., 4.00%, 10/1/2023 (d)	830	831
Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2024	575	581
Miami-Dade County Expressway Authority Series 2014A, Rev., 4.00%, 7/1/2023	250	250
Miami-Dade County Housing Finance Authority
Series 2023, Rev., 5.00%, 9/1/2025 (c)	2,250	2,293
Series 2023, Rev., 5.00%, 10/1/2025 (c)	4,625	4,723
Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Waste Management, Inc. of Florida Project
Series 2018B, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 3.94%, 6/8/2023 (b)	10,500	10,273
Series 2008, Rev., AMT, 0.40%, 8/1/2023	2,600	2,580
Orlando-Orange County Expressway Authority Series 2013B, Rev., AGM, 5.00%, 7/1/2023 (d)	500	501
Pasco County School Board Series 2013A, COP, 5.00%, 8/1/2024	1,000	1,002
Reedy Creek Improvement District, Ad Valorem Tax Series A, GO, 5.00%, 6/1/2023 (d)	60	60
School Board of Miami-Dade County (The) Series 2014D, COP, 5.00%, 11/1/2023	40	40
School District of Broward County
Series 2015B, COP, 5.00%, 7/1/2023	50	50
Series C, COP, 5.00%, 7/1/2023	150	150
Seminole County School Board Series 2016C, COP, 5.00%, 7/1/2023	125	125
South Broward Hospital District, Memorial Healthcare System Rev., 4.00%, 5/1/2026	110	113
St Johns County School Board Series 2019A, COP, 5.00%, 7/1/2023	25	25
State of Florida
Series 2015A, GO, 5.00%, 6/1/2023	60	60
Series 2016D, GO, 5.00%, 6/1/2023	165	165
Series 2017A, GO, GTD, 5.00%, 6/1/2023	40	40
State of Florida Department of Transportation
Series 2013, Rev., 5.00%, 7/1/2023	75	75
Series 2022, Rev., 5.00%, 7/1/2023	115	115
State of Florida, State Board of Education, Lottery Series 2017A, Rev., 5.00%, 7/1/2023	250	250
University of Florida Department of Housing & Residence Education Hsg Sys Rev Series 2016A, Rev., 5.00%, 7/1/2023	25	25
Village Community Development District No. 13 Special Assessment Series 2019, 2.63%, 5/1/2024	130	128

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Volusia County School Board Series 2019, COP, 5.00%, 8/1/2023	125	125
West Palm Beach Community Redevelopment Agency, City Center Community Redevelopment Area Rev., 5.00%, 3/1/2024	1,160	1,172
Total Florida		40,843
Georgia — 1.3%
Association County Commissioners of Georgia Series 2020, COP, 5.00%, 7/15/2023	25	25
Bartow County Development Authority, Georgia Power Co. Plant Series 2013FIRST, Rev., 2.88%, 8/19/2025 (c)	13,500	13,059
Carroll City-County Hospital Authority Series 2015, Rev., GTD, 5.00%, 7/1/2023	55	55
Carrollton Payroll Development Authority Series 2019, Rev., 5.00%, 7/1/2023	100	100
Georgia State Road and Tollway Authority, Federal Highway Reimbursement Rev., 5.00%, 6/1/2023	4,000	4,000
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2023	750	750
Series 2021C, Rev., 4.00%, 12/1/2024	750	748
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2007A, Rev., NATL - RE, 5.25%, 7/1/2023	80	80
Municipal Electric Authority of Georgia, Project One Series 2008-B, Rev., VRDO, LOC : PNC Bank NA, 3.95%, 6/9/2023 (c)	4,255	4,255
Savannah Economic Development Authority, International Paper Co. Project Series 2019A, Rev., 2.00%, 10/1/2024 (c)	1,675	1,632
State of Georgia Series 2022C, GO, 5.00%, 7/1/2023	30	30
Total Georgia		24,734
Idaho — 0.0% ^
University of Idaho Series 2020A, Rev., 5.00%, 4/1/2024	315	319
Illinois — 5.1%
Carol Stream Park District Series 2020C, GO, 4.00%, 11/1/2026	535	549
Champaign County Community Unit School District No. 4 Champaign, Capital Appreciation Series 2020A, GO, Zero Coupon, 1/1/2024	385	376
Chicago Midway International Airport Series 2014B, Rev., 5.00%, 1/1/2024	200	202
Chicago O'Hare International Airport Series E, Rev., 5.00%, 1/1/2024	1,705	1,719
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2024	500	504
Series B, Rev., 5.00%, 1/1/2024	175	177
Series C, Rev., 5.00%, 1/1/2024	100	101
Series D, Rev., 5.00%, 1/1/2024	110	111
Chicago Transit Authority Capital Grant Receipts Rev., 5.00%, 6/1/2023	700	700
City of Aurora
Series 2019A, GO, 4.00%, 12/30/2023	1,595	1,600
Series 2019A, GO, 4.00%, 12/30/2024	1,655	1,669
City of Chicago, Second Lien Waterworks Project Series 2014, Rev., 5.00%, 1/1/2024	325	328
City of Danville GO, 4.00%, 12/1/2023	145	145
City of Elgin Series 2020A, GO, 3.00%, 12/15/2023	1,025	1,020
City of Rockford, Sales Tax Alternative Revenue Source Series 2019A, GO, AGM, 4.00%, 12/15/2023	140	140
City of Waukegan Series 2018A, GO, AGM, 4.00%, 12/30/2023	525	526
Clay Wayne and Marion Counties Community Unit School District No. 35 GO, AGM, 5.00%, 12/1/2023	175	176
Cook County Community College District No. 508, Unlimited Tax, City Collage of Chicago Series 2013, GO, 5.25%, 12/1/2029	250	253
Cook County Community Consolidated School District No. 34, Glenview, Limited Tax GO, 4.00%, 12/1/2023	150	151
Cook County Community School District No. 97, Oak Park GO, 4.00%, 1/1/2024	275	276
Cook County School District No. 100, South Berwyn
Series 2019A, GO, 5.00%, 12/1/2023	345	347
Series 2019C, GO, 5.00%, 12/1/2023	660	664

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Cook County School District No. 102, La Grange, Limited Tax
GO, AGM, 4.00%, 12/15/2023	825	827
GO, AGM, 4.00%, 12/15/2024	930	937
Cook County School District No. 109, Indian Springs, Limited Tax Series 2020A, GO, 4.00%, 12/1/2023	125	125
Cook County School District No. 145, Arbor Park Series 2019D, GO, 4.00%, 12/1/2023	110	110
Cook County School District No. 160, Country Club Hills
Series 2020A, GO, 4.00%, 12/1/2023	285	286
Series 2020A, GO, 4.00%, 12/1/2024	255	257
Cook County School District No. 160, Country Club Hills, Limited Tax Series 2020B, GO, 4.00%, 12/1/2023	100	100
Cook County School District No. 89, Maywood, Maywood-Melrose Park-Broadview, Limited Tax
Series 2020, GO, AGM, 4.00%, 12/15/2023	555	556
Series 2020, GO, AGM, 4.00%, 12/15/2024	580	585
Cook County School District No. 99 Cicero, Limited Tax Series 2019B, GO, 5.00%, 12/1/2023	575	578
County of Cook
Series 2021B, GO, 4.00%, 11/15/2023	490	490
Series 2016A, GO, 5.00%, 11/15/2023	80	80
County of Will GO, 5.00%, 11/15/2023	525	529
Du Page Cook & Will Counties Community College District No. 502 Series 2013A, GO, 5.00%, 6/1/2023	100	100
Du Page Cook and Will Counties Community College District No. 502 GO, 5.00%, 6/1/2025	2,355	2,437
DuPage County Community High School District No. 94 West Chicago GO, 4.00%, 1/1/2033	10	10
DuPage County School District No. 10 Itasca GO, 5.00%, 1/1/2024	1,090	1,100
Flagg-Rochelle Community Park District Series 2019A, GO, AGM, 4.00%, 1/1/2024	225	226
Hoffman Estates Park District Series 2019B, GO, 4.00%, 12/1/2023	245	246
Illinois Finance Authority
Series 2013A, Rev., 5.00%, 6/1/2023	500	500
Series 2013A, Rev., 5.00%, 6/1/2023 (d)	2,850	2,850
Series 2020, Rev., 5.00%, 7/1/2023	700	701
Series 2017A, Rev., 5.00%, 7/15/2023	450	451
Illinois Finance Authority, Advocate Health Care Network Series 2008C-3A, Rev., VRDO, LIQ : Northern Trust Co., 3.88%, 6/9/2023 (c)	2,650	2,650
Illinois Finance Authority, Chicago University Series 2015A, Rev., 5.00%, 10/1/2025 (d)	23,000	23,883
Illinois Finance Authority, Northshore University Health System Series 2020A, Rev., 5.00%, 8/15/2023	500	501
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 4.26%, 6/8/2023 (b)	1,125	1,096
Illinois Finance Authority, Regency Park at Lincolnwood Series 1991A, Rev., Zero Coupon, 7/15/2023 (d)	2,395	2,384
Illinois Finance Authority, Swedish Covenant Hospital Series 2016A, Rev., 5.00%, 8/15/2026 (d)	900	949
Illinois Finance Authority, The Carle Foundation Series 2021A, Rev., 5.00%, 8/15/2028	80	87
Illinois Finance Authority, Water Facilities, American Water Capital Corp. Project Rev., 0.70%, 9/1/2023 (c)	2,800	2,776
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2023	145	146
Series 2020B, GO, AGM, 5.00%, 12/1/2023	235	236
Regional Transportation Authority Series 1999, Rev., AGM, 5.75%, 6/1/2023	280	280
Sangamon Menard Etc Counties Community School District No. 8 Pleasant Plains Series 2019C, GO, 4.00%, 1/1/2024	370	371
State of Illinois
Series D, GO, 5.00%, 11/1/2023	2,265	2,276
GO, 5.00%, 2/1/2024	3,370	3,396
Series D, GO, 5.00%, 11/1/2024	250	254

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series 2022B, GO, 5.00%, 3/1/2025	165	169
GO, 5.50%, 5/1/2025	2,500	2,584
Series 2023D, GO, 5.00%, 7/1/2025	6,855	7,046
Series 2020D, GO, 5.00%, 10/1/2025	20	21
Series 2017D, GO, 5.00%, 11/1/2025	250	258
Series 2017A, GO, 5.00%, 12/1/2025	250	258
GO, 5.50%, 5/1/2026	5,000	5,273
Series 2023D, GO, 5.00%, 7/1/2026	8,000	8,356
Series 2017D, GO, 5.00%, 11/1/2026	650	682
Series 2017D, GO, 5.00%, 11/1/2027	35	37
Series 2017D, GO, 5.00%, 11/1/2028	2,870	3,057
State of Illinois Sales Tax
Series 2021A, Rev., 4.00%, 6/15/2023	500	500
Series 2002-1, Rev., NATL - RE, 6.00%, 6/15/2023	100	100
State of Illinois, Sales Tax
Rev., 5.00%, 6/15/2023	990	990
Series 2016D, Rev., 5.00%, 6/15/2023	20	20
Village of Arlington Heights GO, 4.00%, 12/1/2023	1,130	1,132
Village of Bartlett GO, 5.00%, 12/1/2023	1,130	1,138
Village of Midlothian Series 2019A, GO, 4.00%, 1/1/2024	120	120
Village of Villa Park Series B, GO, 4.00%, 12/15/2023	205	205
Village of Villa Park, Sales Tax Series 2019A, GO, 4.00%, 12/15/2023	125	125
Total Illinois		99,171
Indiana — 1.1%
City of Rockport, Indiana Michigan Power Co. Project Series 2009B, Rev., 3.05%, 6/1/2025	6,500	6,376
Franklin Township-Marion County Multiple School Building Corp., Ad Valorem Property Tax First Mortgage Series 2021, Rev., 4.00%, 7/15/2023	200	200
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 7/15/2023	185	185
Series 2020B, Rev., 4.00%, 1/15/2026	220	223
Series 2020B, Rev., 4.00%, 7/15/2026	235	239
Indiana Finance Authority, Beacon Health System Series 2013A, Rev., 5.00%, 8/15/2023 (d)	1,900	1,905
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017B, Rev., 5.00%, 11/1/2023	40	40
Indiana Finance Authority, Goshen Health Series B, Rev., 2.10%, 11/1/2026 (c)	2,700	2,583
Indiana Finance Authority, Indianapolis Power and Light Co. Project Series 2021B, Rev., 0.65%, 8/1/2025	4,500	4,100
Indiana Finance Authority, Marian University Project
Series A, Rev., 5.00%, 9/15/2023	75	75
Series A, Rev., 5.00%, 9/15/2024	155	157
Indiana Finance Authority, Parkview Health System, Inc. Series 2017A, Rev., 5.00%, 11/1/2023	165	166
Indiana Municipal Power Agency, Power Supply System
Series 2014A, Rev., 5.00%, 1/1/2024	25	25
Series 2017A, Rev., 5.00%, 1/1/2024	60	61
Indiana University Series 2014A, Rev., 5.00%, 6/1/2023	40	40
Indianapolis Board of School Commissioners Series 2021, GO, 5.00%, 7/15/2023	2,730	2,734
Metropolitan School District of Southwest Allen County
Series 2019B, GO, 4.00%, 7/15/2023	485	485
Series 2019B, GO, 4.00%, 1/15/2024	575	577

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
MSD Warren Township Vision 2005 School Building Corp. Series 2021, Rev., 4.00%, 7/10/2023	580	580
Munster School Building Corp., First Mortgage Series 2018, Rev., 5.00%, 7/15/2023	140	140
Northern Indiana Commuter Transportation District Series 2016, Rev., 5.00%, 7/1/2023	100	100
Plainfield High School Building Corp. Series 2014, Rev., 5.00%, 7/15/2023	50	50
Purdue University Series 2006, COP, 5.25%, 7/1/2023	25	25
Purdue University, Student Fee Series FF, Rev., 4.00%, 7/1/2023	40	40
Tippecanoe County School Building Corp., Ad Valorem Property Tax First Mortgage Rev., 4.00%, 7/15/2023	380	380
Town of Schererville, Sewage Works Rev., 4.00%, 3/1/2024	110	110
Total Indiana		21,596
Iowa — 2.5%
City of Altoona Series 2020A, COP, 4.00%, 6/1/2023	275	275
City of Ames Series 2016, Rev., 5.00%, 6/15/2023	100	100
City of Ankeny Series 2018A, GO, 5.00%, 6/1/2023	100	100
City of Coralville Series 2016E, COP, 4.00%, 6/1/2023	325	325
City of Iowa City Series 2020, GO, 5.00%, 6/1/2023	250	250
City of Iowa Falls, Capital Lien GO, 3.00%, 6/1/2023	230	230
County of Franklin Series 2019, GO, 5.00%, 6/1/2023	50	50
Iowa Finance Authority Series 2013A, Rev., 5.50%, 7/1/2023 (d)	500	501
Iowa Finance Authority, Health System Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 4.14%, 6/8/2023 (b) (e)	16,125	16,103
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series 2020E, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.50%, 6/9/2023 (c)	8,500	8,500
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series 2016, Rev., 5.00%, 9/1/2023	225	226
State of Iowa, IJOBS Program, Special Obligation Series 2016A, Rev., 5.00%, 6/1/2023	80	80
University of Iowa (The), Parking System Bond Anticipation Project Series 2023, Rev., BAN, 3.50%, 7/1/2026	21,595	21,074
Total Iowa		47,814
Kansas — 0.2%
Johnson County Park and Recreation District
Series 2019B, COP, 3.00%, 9/1/2023	200	200
Series 2019A, COP, 5.00%, 9/1/2023	125	125
Kansas City, Kansas Community College Series 2020A, COP, 4.00%, 4/1/2024	500	502
Sedgwick County Unified School District No. 265 Goddard
Series 2020A, GO, 3.00%, 10/1/2023	350	349
Series 2020A, GO, 3.00%, 10/1/2024	1,050	1,040
Sedgwick County Unified School District No. 267 Renwick Series 2019A, GO, 3.00%, 11/1/2023	100	100
Wyandotte County Unified School District No. 202 Turner
Series 2019A, GO, AGM, 3.00%, 9/1/2023	400	399
Series 2019A, GO, AGM, 3.00%, 9/1/2024	400	395
Total Kansas		3,110
Kentucky — 1.1%
City of Ashland, Ashland Hospital Corp. DBA King's Daughters Medical Center Rev., 5.00%, 2/1/2024	575	579
City of Hazard, Appalachian Regional Healthcare Project Rev., 5.00%, 7/1/2027	600	631
County of Owen, Water Facilities, Kentucky-American Water Co. Project Rev., 0.70%, 9/1/2023 (c)	2,500	2,479
Jefferson County School District Finance Corp. Series 2022A, Rev., 4.00%, 6/1/2023	110	110
Kentucky Asset Liability Commission Series 2021A, Rev., 5.00%, 11/1/2023	2,500	2,515
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Series A, Rev., 5.00%, 9/1/2023	400	401

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Kentucky — continued
Series 2013A, Rev., 5.25%, 9/1/2023	50	50
Kentucky Public Energy Authority, Gas Supply Series 2018A, Rev., 4.00%, 4/1/2024 (c)	3,170	3,166
Kentucky State Property and Building Commission, Project No. 110 Rev., 5.00%, 8/1/2024	85	86
Kentucky State Property and Building Commission, Project No. 112 Series B, Rev., 5.00%, 11/1/2023	2,000	2,013
Kentucky Turnpike Authority, Revitalization Projects
Series 2013A, Rev., 5.00%, 7/1/2023 (d)	550	551
Series B, Rev., 5.00%, 7/1/2023	780	781
Laurel County School District Finance Corp. Series 2015A, Rev., 4.00%, 6/1/2023	1,270	1,270
Louisville and Jefferson County Metropolitan Government, Healthcare Obligation Group Series 2013A, Rev., 5.25%, 10/1/2026	500	502
Louisville and Jefferson County Metropolitan Government, Louisville Gas and Electric Co. Project Series 2020A, Rev., 0.90%, 9/1/2026	5,000	4,504
Paducah Electric Plant Board Rev., 5.00%, 10/1/2023	2,000	2,008
Total Kentucky		21,646
Louisiana — 6.0%
Calcasieu Parish School District No. 23, Public School Improvement
GO, 5.00%, 9/1/2023	180	181
GO, 5.00%, 9/1/2024	250	255
City of Shreveport, Water and Sewer, Junior Lien Series 2019B, Rev., AGM, 4.00%, 12/1/2023	310	310
Lake Charles Harbor and Terminal District, Big Lake Full LLC Projects Rev., AMT, 1.00%, 12/1/2024 (c)	5,000	4,707
Louisiana Housing Corp., England Apartment Projects Rev., 1.25%, 2/1/2024 (c)	7,890	7,727
Louisiana Office Facilities Corp., State Capitol Complex Program Series 2012, Rev., 5.00%, 11/1/2023	30	30
Louisiana Public Facilities Authority, Louisiana Children's Medical Center Project Rev., (SIFMA Municipal Swap Index Yield + 0.65%), 4.21%, 6/8/2023 (b)	40,000	40,003
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2020B, Rev., 5.00%, 5/15/2025 (c)	8,410	8,582
Louisiana Public Facilities Authority, Tulane University Project
Series 2020A, Rev., 5.00%, 4/1/2025 (d)	60	62
Series 2020A, Rev., 5.00%, 4/1/2026 (d)	20	21
Series 2020A, Rev., 5.00%, 4/1/2026	80	84
Louisiana Stadium & Exposition District Series 2013A, Rev., 5.00%, 7/1/2024	3,625	3,628
Louisiana Stadium and Exposition District Rev., BAN, 4.00%, 7/3/2023	5,725	5,725
Louisiana State University and Agricultural and Mechanical College Series 2016A, Rev., 5.00%, 7/1/2023	75	75
Parish of St. John the Baptist, Marathon Oil Corp., Project
Subseries 2017B-1, Rev., 2.13%, 7/1/2024 (c)	18,000	17,609
Subseries 2017B-2, Rev., 2.38%, 7/1/2026 (c)	12,800	12,096
St. Tammany Parish Sales Tax District No. 3, Sales Tax Rev., 5.00%, 6/1/2023	175	175
State of Louisiana
Series 2013A, Rev., 5.00%, 6/15/2023 (d)	215	215
Series 2014A, Rev., 5.00%, 6/15/2023	400	400
Series 2013C, GO, 5.00%, 7/15/2023	360	361
State of Louisiana Gasoline and Fuels Tax, First Lien Series A, Rev., 4.50%, 5/1/2025 (d)	14,005	14,331
Total Louisiana		116,577
Maine — 0.1%
Maine Health and Higher Educational Facilities Authority
Series 2013, Rev., 5.00%, 7/1/2023	350	350
Series 2014A, Rev., 5.00%, 7/1/2023	20	20
Series 2017A, Rev., 5.00%, 7/1/2023	100	100

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maine — continued
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	250	261
Maine Municipal Bond Bank Series 2010C, Rev., 5.00%, 11/1/2023	370	373
Maine State Housing Authority Series C-1, Rev., AMT, 3.00%, 11/15/2023	1,000	993
Total Maine		2,097
Maryland — 0.1%
City of Baltimore Series D, Rev., 5.00%, 7/1/2023	110	110
County of Calvert, Consolidated Public Improvement GO, 4.00%, 7/1/2023	2,070	2,071
County of Prince George's Series 2019A, GO, 5.00%, 7/15/2023	30	30
County of Washington Series 2014, GO, 5.00%, 7/1/2023	25	25
Maryland Health and Higher Educational Facilities Authority
Series 2015, Rev., 5.00%, 7/1/2023	100	100
Series 2013A, Rev., 4.00%, 8/15/2024	35	35
Series 2013A, Rev., 5.00%, 8/15/2024	100	101
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue Series 2017, Rev., 5.00%, 7/1/2023	105	105
State of Maryland Department of Transportation, Second Issue Rev., 5.00%, 6/1/2025	250	250
Washington Suburban Sanitary Commission Series 2013, Rev., GTD, 4.00%, 6/1/2023	25	25
Total Maryland		2,852
Massachusetts — 0.8%
City of Boston Series 2020D, GO, 5.00%, 3/1/2024	2,335	2,365
City of Worcester Series 2015A, GO, 5.00%, 6/15/2023	45	45
Commonwealth of Massachusetts Series 2020A, GO, VRDO, 5.00%, 6/1/2023 (c)	1,460	1,460
Massachusetts Bay Transportation Authority, Sales Tax
Series 2005A, Rev., 5.00%, 7/1/2023	25	25
Series 2004, Rev., 5.50%, 7/1/2023	25	25
Massachusetts Development Finance Agency, Caregroup Issue Series 2015H-1, Rev., 5.00%, 7/1/2023	650	650
Massachusetts Development Finance Agency, Northeastern University Issue Series 2020A, Rev., 5.00%, 10/1/2023	2,900	2,914
Massachusetts Development Finance Agency, Suffolk University Issue Rev., 5.00%, 7/1/2024	350	354
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2023	100	100
Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	183
Massachusetts Health and Educational Facilities Authority Series L, Rev., 5.00%, 7/1/2023	75	75
Pioneer Valley Transit Authority Rev., RAN, 4.00%, 7/14/2023	5,000	4,999
Town of Hatfield GO, BAN, 4.50%, 5/16/2024	2,060	2,075
Town of Watertown Series 2019, GO, 5.00%, 6/15/2023	25	25
Total Massachusetts		15,295
Michigan — 3.1%
City of Charlevoix, Building Authority, Limited Tax Rev., 4.00%, 10/1/2023	110	110
City of Gladstone, Capital Improvement, Limited Tax
GO, AGM, 3.00%, 3/1/2024	265	263
GO, AGM, 3.00%, 3/1/2025	275	272
Fulton School District, Unlimited Tax
GO, AGM, 4.00%, 5/1/2025	215	217
GO, AGM, 4.00%, 5/1/2026	220	225
GO, AGM, 4.00%, 5/1/2027	210	217
Huron Valley School District, Unlimited Tax GO, Q-SBLF, 2.00%, 5/1/2024	5,825	5,715
Jackson Public Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2024	690	692

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Kent Hospital Finance Authority, Spectrum Health System Series 2008B-3, Rev., VRDO, LIQ : Wells Fargo Bank NA, 3.55%, 6/9/2023 (c)	15,000	15,000
Michigan Finance Authority, Henry Ford Health System Rev., 5.00%, 11/15/2023	150	151
Michigan Strategic Fund, Holland Home Obligated Group Rev., 4.00%, 11/15/2023	190	189
Michigan Strategic Fund, Waste Management, Inc. Project Rev., 0.58%, 8/1/2024 (c)	3,000	2,883
Rib Floater Trust Various States Series 46, Rev., VRDO, LOC : Barclays Bank plc, 3.02%, 6/1/2023 (c) (e)	31,410	31,410
Van Buren Public Schools Series 2019, GO, Q-SBLF, 4.00%, 11/1/2023	1,300	1,302
Walled Lake Consolidated School District, School Building and Site Series 2014, GO, Q-SBLF, 5.00%, 11/1/2023 (d)	865	871
Total Michigan		59,517
Minnesota — 0.1%
City of Minneapolis Series 2017A, Rev., 5.00%, 11/15/2023	85	86
City of Minneapolis & St. Paul Housing and Redevelopment Authority, Health Care, Allina Health System Series 2019, Rev., 5.00%, 11/15/2023	50	50
City of Wayzata, Folkestone Senior Living Community
Rev., 3.00%, 8/1/2023	100	100
Rev., 3.00%, 8/1/2024	100	98
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 3.00%, 7/1/2023	210	210
Series 2021A, Rev., 3.00%, 7/1/2024	100	98
Series 2021A, Rev., 3.00%, 7/1/2025	100	96
Series 2021A, Rev., 3.00%, 7/1/2026	180	169
Duluth Housing and Redevelopment Authority, Duluth Public Schools Academy Project Series 2018-A, Rev., 3.88%, 11/1/2023	325	324
Minnesota Higher Education Facilities Authority, College of St. Scholastica, Inc. Rev., 3.00%, 12/1/2023	100	99
Total Minnesota		1,330
Mississippi — 1.2%
City of Tupelo GO, 4.00%, 12/1/2023	315	316
County of Jackson, Port Facility, Chevron USA, Inc., Project Rev., VRDO, 3.85%, 6/1/2023 (c) (d)	20,000	20,000
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.38%, 6/16/2025 (c)	1,750	1,661
Series 2020C, Rev., 1.38%, 6/16/2025 (c)	1,500	1,423
Mississippi Hospital Equipment and Facilities Authority, Forrest County General Hospital Refunding Project Series B, Rev., 5.00%, 1/1/2024	370	372
Total Mississippi		23,772
Missouri — 0.4%
City of St Louis Series A, Rev., AGM, 5.00%, 7/1/2023	700	701
City of St. Peters COP, 4.00%, 5/1/2025	425	429
County of Greene, Special Obligation Rev., 4.00%, 12/1/2023	520	521
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2014A, Rev., 5.00%, 6/1/2023	315	315
Missouri Joint Municipal Electric Utility Commission
Series 2015A, Rev., 5.00%, 6/1/2023	100	100
Series 2014A, Rev., 5.00%, 1/1/2024	135	136

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
St. Louis County Special School District COP, 4.00%, 4/1/2024	605	608
Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176, Rev., VRDO, LIQ : Royal Bank of Canada, 3.69%, 6/9/2023 (c) (e)	5,440	5,440
Total Missouri		8,250
Montana — 0.1%
Gallatin County High School District No. 7 Bozeman Series 2017A, GO, 5.00%, 6/1/2023	100	100
Montana State Board of Regents, Montana State University Series F, Rev., (SIFMA Municipal Swap Index Yield + 0.45%), 4.01%, 6/8/2023 (b)	2,760	2,760
Total Montana		2,860
Nebraska — 0.4%
County of Saunders
GO, 3.00%, 11/1/2023	325	324
GO, 3.00%, 11/1/2024	415	412
County of Washington, Wastewater and Solid Waste Disposal Facilities, Cargill Incorporated Projects Rev., AMT, 0.90%, 9/1/2025 (c)	6,800	6,398
Nebraska Public Power District Series 2021, Rev., 5.00%, 1/1/2024	190	192
Total Nebraska		7,326
Nevada — 0.4%
Carson City Nevada Hospital Rev., 5.00%, 9/1/2027	610	638
City of Sparks, Senior Sales Tax Series 2019A, Rev., 2.50%, 6/15/2023 (e)	270	270
Clark County School District, Limited Tax
Series 2016A, GO, 5.00%, 6/15/2023	150	150
Series 2016B, GO, 5.00%, 6/15/2023	140	140
Series 2016D, GO, 5.00%, 6/15/2023	145	145
Series 2018A, GO, 5.00%, 6/15/2023	225	225
Series C, GO, 5.00%, 6/15/2023	2,250	2,251
Series 2021C, GO, 5.00%, 6/15/2026	75	79
County of Clark Series 2019, GO, 5.00%, 6/1/2023	500	500
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2023	555	556
County of Clark, Nevada Highway, Motor Vehicle Fuel Tax Series 2016, Rev., 5.00%, 7/1/2023	210	210
County of Clark, Sales and Excise Tax Rev., 5.00%, 7/1/2023	300	300
Las Vegas Valley Water District, Limited Tax
Series 2016B, GO, 5.00%, 6/1/2023	60	60
Series 2021B, GO, 5.00%, 6/1/2023	1,500	1,500
State of Nevada Series 2013, COP, 5.00%, 6/1/2023	425	425
Washoe County School District, School Improvement Series 2016A, GO, 5.00%, 6/1/2023	100	100
Total Nevada		7,549
New Hampshire — 1.2%
New Hampshire Business Finance Authority, Waste Management, Inc., Project Series 2018A, Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 3.94%, 6/8/2023 (b)	24,500	23,969
New Jersey — 8.0%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 5.00%, 7/1/2024	75	76
Series 2021A, Rev., AGM, 5.00%, 7/1/2026	100	104
Bergen County Improvement Authority (The) Series 2023, Rev., GTD, 4.50%, 5/31/2024 (f)	3,000	3,032

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Borough of Carlstadt GO, BAN, 4.50%, 5/3/2024	15,941	16,013
Borough of Carteret Series 2023, GO, BAN, 4.75%, 5/31/2024	13,800	13,946
Borough of High Bridge GO, BAN, 5.00%, 6/13/2024 (f)	945	954
City of Newark
Series 2020A, GO, AGM, 5.00%, 10/1/2023	1,000	1,005
Series 2020B, GO, AGM, 5.00%, 10/1/2023	525	528
Jersey City Municipal Utilities Authority, Sewer Project Notes Series 2023A, Rev., 4.00%, 5/3/2024	7,500	7,507
Jersey City Municipal Utilities Authority, Water Project Notes Series 2023B, Rev., 4.00%, 5/3/2024	7,500	7,507
New Brunswick Parking Authority, Tax-Exempt
Series 2020B, Rev., GTD, 5.00%, 9/1/2023	335	336
Series 2020B, Rev., GTD, 5.00%, 9/1/2024	425	433
New Jersey Economic Development Authority
Series 2013, Rev., 5.00%, 6/15/2023 (d)	115	115
Series 2017DDD, Rev., 5.00%, 6/15/2023	50	50
Series 2018A, Rev., 5.00%, 6/15/2023	1,695	1,696
Series 2018FFF, Rev., 5.00%, 6/15/2023	750	750
Series 2019GGG, Rev., 5.25%, 9/1/2024 (e)	7,000	7,121
Series 2024SSS, Rev., 5.00%, 6/15/2027 (f)	1,400	1,439
New Jersey Economic Development Authority, Motor Vehicle Surcharges Series 2017A, Rev., 5.00%, 7/1/2023	1,200	1,201
New Jersey Economic Development Authority, School Facilities Construction
Series 2021QQQ, Rev., 5.00%, 6/15/2023	110	110
Series XX, Rev., 5.00%, 6/15/2023	1,500	1,501
Series 2021QQQ, Rev., 5.00%, 6/15/2024	300	303
Series 2024SSS, Rev., 5.00%, 6/15/2026 (f)	2,450	2,494
New Jersey Economic Development Authority, Transit Corporation Projects Series B, Rev., 5.00%, 11/1/2023	355	357
New Jersey Educational Facilities Authority Series 2017I, Rev., 5.00%, 7/1/2023	25	25
New Jersey Educational Facilities Authority, Ramapo College Series 2017A, Rev., AGM, 5.00%, 7/1/2023 (d)	140	140
New Jersey Health Care Facilities Financing Authority
Series 2016A, Rev., 5.00%, 7/1/2023	25	25
Series 2017A, Rev., 5.00%, 7/1/2023	150	150
Series 2019, Rev., 5.00%, 7/1/2023	100	100
Series 2021, Rev., 5.00%, 7/1/2023	585	586
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2021A, Rev., 5.00%, 7/1/2023	6,810	6,818
New Jersey Health Care Facilities Financing Authority, Virtua Health, Inc. Series 2013, Rev., 5.00%, 7/1/2023	640	641
New Jersey Transportation Trust Fund Authority
Series 2023AA, Rev., 5.00%, 6/15/2026	1,850	1,933
Series 2010A, Rev., Zero Coupon, 12/15/2028	2,485	2,037
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series 2016A-1, Rev., 5.00%, 6/15/2023	50	50
Series 2018A, Rev., 5.00%, 6/15/2023	240	240
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2014AA, Rev., 5.00%, 6/15/2023	1,425	1,426
New Jersey Turnpike Authority Series D, Rev., 5.00%, 1/1/2028	7,000	7,368
Passaic County Improvement Authority (The), City of Paterson Project Rev., GTD, 5.00%, 8/15/2026	350	371
Passaic Valley Sewerage Commission, Sewer System Series J, Rev., AGM, 3.00%, 12/1/2025	1,825	1,804
State of New Jersey
GO, 4.00%, 6/1/2023 (d)	865	865

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Series 2016T, GO, 5.00%, 6/1/2023	320	320
GO, 5.00%, 6/1/2024	500	507
State of New Jersey, COVID-19 Emergency Bonds
GO, 4.00%, 6/1/2023	21,380	21,380
GO, 5.00%, 6/1/2025	12,670	13,080
State of New Jersey, Various Purpose GO, 5.00%, 6/1/2023	875	875
Tobacco Settlement Financing Corp. Series 2018A, Rev., 5.00%, 6/1/2023	3,815	3,815
Township of Lawrence GO, BAN, 5.00%, 6/7/2024	2,015	2,031
Township of Parsippany-Troy Hills GO, 5.00%, 7/15/2023	50	50
Township of Saddle Brook GO, BAN, 4.50%, 5/10/2024	9,096	9,144
Township of Tewksbury Series 2023A, GO, 4.50%, 5/14/2024	2,337	2,352
Union County Improvement Authority Series 2016, Rev., AGM, GTD, 4.00%, 11/1/2023	20	20
Village of Ridgefield Park GO, BAN, 4.50%, 4/5/2024	7,640	7,640
Total New Jersey		154,371
New Mexico — 0.1%
Albuquerque Bernalillo County Water Utility Authority Series 2013A, Rev., 5.00%, 7/1/2023	45	45
City of Albuquerque Series 2020D, GO, 5.00%, 7/1/2023	30	30
New Mexico Hospital Equipment Loan Council, Haverland Carter Lifestyle Group - La Vida Llena Expansion Project Series C, Rev., 2.25%, 7/1/2023	1,125	1,122
Santa Fe Public School District Series 2022, GO, 5.00%, 8/1/2023	100	101
State of New Mexico Severance Tax Permanent Fund Series 2015A, Rev., 5.00%, 7/1/2023	30	30
State of New Mexico, Severance Tax Permanent Fund
Series B, Rev., 4.00%, 7/1/2023	345	345
Series 2018A, Rev., 5.00%, 7/1/2023	130	130
University of New Mexico (The), Subordinate Lien System
Series 2014C, Rev., 5.00%, 6/1/2023	350	350
Series 2016A, Rev., 5.00%, 6/1/2023	30	30
Total New Mexico		2,183
New York — 10.9%
Broome County Local Development Corp., United Health Services Hospitals, Inc., Project Rev., AGM, 5.00%, 4/1/2024	500	506
Canastota Central School District Series 2022, GO, BAN, 4.00%, 6/28/2023	1,045	1,045
City of Geneva Series 2023, GO, BAN, 4.50%, 5/2/2024	16,050	16,134
City of Jamestown, Public Improvement GO, 5.00%, 6/1/2023	525	525
City of New York
Series A, GO, 5.00%, 8/1/2023	60	60
Series B, GO, 5.00%, 8/1/2023	145	145
City of New York, Fiscal Year 2018 Series B, Subseries B-5, GO, VRDO, LIQ : Barclays Bank plc, 3.00%, 6/1/2023 (c)	40,280	40,280
County of Monroe
Series 2015, GO, AGM, 5.00%, 6/1/2023	100	100
Series 2016B, GO, AGM, 5.00%, 6/1/2023	55	55
Erie County Fiscal Stability Authority Series 2017A, Rev., 5.00%, 6/15/2023	25	25
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project Series 2013A, Rev., 5.00%, 5/1/2026	30	30
Floral Park-Bellerose Union Free School District GO, 5.00%, 12/1/2023	495	499
Hempstead Town Local Development Corp., Adelphi University Project Rev., 4.00%, 2/1/2024	200	201
Kenmore-Tonawanda Union Free School District Series 2022, GO, BAN, 4.00%, 6/28/2023	515	515

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Long Island Power Authority, Electric System Rev., 1.00%, 9/1/2025	25,000	23,117
Madison County Capital Resource Corp., Colgate University Project Series 2013A, Rev., 5.00%, 7/1/2023	235	235
Metropolitan Transportation Authority
Series 2002G-1F, Rev., (SOFR + 0.43%), 3.83%, 6/5/2023 (b)	1,330	1,314
Series 2013B, Rev., 5.00%, 11/15/2023	700	701
Series 2013C, Rev., 5.00%, 11/15/2023	55	55
Series 2014C, Rev., 5.00%, 11/15/2023	385	387
Series 2016B, Rev., 5.00%, 11/15/2023	20	20
Series 2017B, Rev., 5.00%, 11/15/2023	3,490	3,506
Series 2018B, Rev., 5.00%, 11/15/2023	100	101
Series A2, Rev., 5.00%, 11/15/2023	2,875	2,889
Subseries B-3, Rev., 5.00%, 11/15/2023	200	201
Series 2005B, Rev., AMBAC, 5.25%, 11/15/2023	50	50
Series 2015F, Rev., 5.00%, 11/15/2024	25	26
Series A-1, Rev., 5.00%, 11/15/2024	20	20
Monroe County Industrial Development Corp. Series 2013B, Rev., 5.00%, 7/1/2023 (d)	100	100
New York City Industrial Development Agency, Queens Baseball Stadium Project Series 2021A, Rev., AGM, 5.00%, 1/1/2024	1,000	1,007
New York City Municipal Water Finance Authority
Series 2013CC, Rev., 5.00%, 6/15/2023	375	375
Series 2013DD, Rev., 5.00%, 6/15/2023	290	290
Series 2013EE, Rev., 5.00%, 6/15/2023	120	120
Series 2014DD, Rev., 5.00%, 6/15/2023 (d)	295	295
Series AA, Rev., 5.00%, 6/15/2023 (d)	105	105
New York City Municipal Water Finance Authority, Second General Resolution
Series BB-1A, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.48%, 6/1/2023 (c)	14,600	14,600
Series 2021BB-2, Rev., 4.00%, 6/15/2023	65	65
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2019 Series BB, Rev., VRDO, LIQ : TD Bank NA, 3.50%, 6/9/2023 (c)	23,200	23,200
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Series 2014BB, Rev., 5.00%, 6/15/2023	2,355	2,356
New York City Transitional Finance Authority Building Aid
Series 2015S-2, Rev., 5.00%, 7/15/2023 (d)	75	75
Series S-1, Rev., 5.00%, 7/15/2023 (d)	65	65
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series 2015BB-3, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 3.87%, 6/9/2023 (c)	5,680	5,680
New York State Dormitory Authority, Department of Health Series 2016A, Rev., 5.00%, 7/1/2023	50	50
New York State Dormitory Authority, Fordham University Rev., 5.00%, 7/1/2023	920	921
New York State Dormitory Authority, State Sales Tax Series 2018C, Rev., 5.00%, 3/15/2025 (d)	400	413
New York State Environmental Facilities Corp. Series 2019B, Rev., 5.00%, 6/15/2023	30	30
New York State Thruway Authority
Series J, Rev., 5.00%, 1/1/2024	25	25
Series K, Rev., 5.00%, 1/1/2024	25	25
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Tax-Exempt Series 2020C, Rev., 5.00%, 12/1/2023	800	804
Onondaga Central School District Series 2022, GO, BAN, 3.75%, 6/30/2023	12,185	12,184
Penfield Central School District Series 2016, GO, 4.00%, 6/15/2023	100	100
Town of Goshen Series 2023, GO, BAN, 4.50%, 4/25/2024	1,856	1,864
Town of Haverstraw Series 2023, GO, BAN, 4.50%, 5/10/2024	4,210	4,231

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Town of Oyster Bay, Public Improvement GO, 4.00%, 11/1/2023	1,000	1,003
Town of Stillwater Series 2023, GO, BAN, 4.50%, 5/31/2024 (f)	2,215	2,233
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013A, Rev., 5.00%, 11/15/2023	25	25
Series 2021A-2, Rev., 2.00%, 5/15/2026 (c)	16,000	14,524
Vestal Central School District Series 2015, GO, 5.00%, 6/15/2023	25	25
Village of Freeport Series 2023C, GO, BAN, 4.50%, 4/26/2024	9,455	9,491
Village of Ilion Series 2023, GO, BAN, 4.50%, 5/10/2024	9,000	9,009
Village of Kenmore Series 2023, GO, BAN, 4.50%, 5/17/2024	7,901	7,962
West Genesee Central School District Series 2022B, GO, BAN, 4.00%, 7/21/2023	3,904	3,904
West Seneca Central School District Series 2021, GO, 5.00%, 6/15/2023	310	310
Total New York		210,208
North Carolina — 3.0%
Charlotte-Mecklenburg Hospital Authority (The),Carolinas Health Care System Series 2016A, Rev., 5.00%, 1/15/2024	250	252
City of Charlotte Series 2013B, GO, 5.00%, 7/1/2023	25	25
City of Raleigh, Downtown Improvement Projects Series 2005-B-1, COP, VRDO, LIQ : PNC Bank NA, 3.96%, 6/9/2023 (c)	19,500	19,500
City of Raleigh, Limited Obligation Series 2016A, Rev., VRDO, LIQ : PNC Bank NA, 3.96%, 6/9/2023 (c)	6,515	6,515
City of Winston-Salem, Limited Tax Series C, Rev., 5.00%, 6/1/2023	130	130
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project
Series 2019A, Rev., 2.00%, 10/1/2024 (c)	825	804
Series 2019B, Rev., 2.00%, 10/1/2024 (c)	825	804
Series 2020A, Rev., 1.38%, 6/16/2025 (c)	1,780	1,689
County of Davidson Series 2016, GO, 5.00%, 6/1/2023	185	185
County of Harnett, Limited Obligation Rev., 4.00%, 12/1/2023	1,650	1,654
County of Orange, Limited Obligation Series 2021A, Rev., 5.00%, 11/15/2023	630	635
North Carolina Medical Care Commission, Duke University Health System Series 2016A, Rev., 5.00%, 6/1/2023	275	275
North Carolina Medical Care Commission, Vidant Health Series 2015, Rev., 4.00%, 6/1/2023	100	100
North Carolina Municipal Power Agency No. 1, Catawba Electric Series A, Rev., 5.00%, 1/1/2024	285	287
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien Series NTS2020, Rev., BAN, 5.00%, 2/1/2024 (d)	24,700	24,960
Total North Carolina		57,815
North Dakota — 0.0% ^
Fargo Public School District No. 1 Series 2023, GO, 5.00%, 8/1/2023 (f)	400	401
Ohio — 1.2%
American Municipal Power, Inc., Prairie State Energy Campus Project Series 2015A, Rev., 5.00%, 2/15/2026	2,100	2,119
City of Akron, Various Purpose Series 2020, GO, 2.00%, 12/1/2023	485	479
City of Columbus Series 2013-1, GO, 5.00%, 7/1/2023 (d)	355	355
City of Lorain, Limited Tax Series 2020A, GO, 4.00%, 12/1/2023	300	301
City of Strongsville, Street Improvement, Limited Tax Series 2023, GO, BAN, 4.50%, 6/7/2024 (f)	2,060	2,077
Cleveland Municipal School District Series 2015A, GO, 5.00%, 6/1/2023 (d)	700	700
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 5.00%, 7/1/2026	125	131
County of Franklin, Sales Tax Series 2018, Rev., 5.00%, 6/1/2023	155	155
County of Lorain Series 2023, GO, BAN, 4.13%, 5/2/2024	4,455	4,455
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	270	282
County of Ross, Adena Health System Obligated Group Project Rev., 5.00%, 12/1/2023	490	493
Euclid City School District COP, 4.00%, 12/1/2023	70	70
Ohio State University (The), General Receipts Series 2013A, Rev., 5.00%, 6/1/2023	2,415	2,415

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
Ohio State University (The), General Receipts, Special Purpose Series 2013A, Rev., 5.00%, 6/1/2023	230	230
Ohio State University (The), Special Purpose General Receipts Series 2013A, Rev., 4.00%, 6/1/2023	135	135
State of Ohio, University Hospitals Health System, Inc. Series A, Rev., VRDO, 3.76%, 6/9/2023 (c)	8,250	8,250
Talawanda School District, Butler and Preble Certificates Series 2018, COP, 4.00%, 6/1/2023	100	100
University of Akron (The), General Receipt Series 2019A, Rev., 5.00%, 1/1/2024	175	177
Total Ohio		22,924
Oklahoma — 0.3%
Bryan County School Finance Authority, Durant Public Schools Project Rev., 4.00%, 12/1/2023	155	155
Canadian County Educational Facilities Authority, Mustang Public Schools Project Rev., 3.00%, 9/1/2023	1,000	998
Cleveland County Educational Facilities Authority, Lexington Public Schools Project Rev., 4.00%, 9/1/2023	270	270
Custer County Economic Development Authority, Thomas Fay Public Schools Rev., 4.00%, 12/1/2023	450	451
Garvin County Educational Facilities Authority, Pernell Public Schools Project
Rev., 4.00%, 9/1/2023	110	110
Rev., 4.00%, 9/1/2024	160	161
Grady County School Finance Authority, Educational Facilities Lease, Tuttle Public Schools Project
Rev., 4.00%, 9/1/2023	300	300
Rev., 4.00%, 9/1/2024	245	246
Grand River Dam Authority Series 2016A, Rev., 5.00%, 6/1/2026	25	26
Kingfisher County Educational Facilities Authority, Lomega Public Schools Project Rev., 3.00%, 3/1/2024	270	268
Muskogee Industrial Trust, Muskogee Public Schools Project Rev., 5.00%, 9/1/2023	900	902
Oklahoma Capitol Improvement Authority Series 2017A, Rev., 4.00%, 7/1/2023	130	130
Pittsburg County Educational Facilities Authority, McAlester Public Schools Project Rev., 4.00%, 12/1/2026	250	255
Tulsa County Industrial Authority, Sand Springs Public Schools Project
Rev., 4.00%, 9/1/2023	175	175
Rev., 4.00%, 9/1/2024	435	437
Wagoner County School Development Authority, Wagoner Public Schools Project Rev., 4.00%, 9/1/2023	525	526
Total Oklahoma		5,410
Oregon — 0.8%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis Series B, GO, 5.00%, 6/15/2023	500	500
City of Portland Series 2016B, Rev., 5.00%, 6/15/2023	525	525
Clackamas County School District No. 7J Lake Oswego Series 2005, GO, AGM, 5.25%, 6/1/2023	115	115
County of Yamhill, Linfield University Project
Series A, Rev., 4.00%, 10/1/2023	435	434
Series A, Rev., 4.00%, 10/1/2024	425	421
Oregon State Facilities Authority, Legacy Health Project Series 2016A, Rev., 5.00%, 6/1/2023	50	50
Port of Portland, International Airport Series 28, Rev., AMT, 5.00%, 7/1/2026	5,240	5,408
Portland Community College District
Series 2013, GO, 5.00%, 6/15/2023 (d)	135	135
Series 2013, GO, 5.00%, 6/15/2023	200	200
State of Oregon, Housing and Community Services Department Series 2021BB, Rev., 0.47%, 12/1/2023 (c)	8,500	8,289
Yamhill County Hospital Authority, Friendsview, Tax Exempt Series 2021B-2, Rev., 2.13%, 11/15/2027	500	449
Total Oregon		16,526
Pennsylvania — 9.0%
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 1997B, Rev., NATL - RE, 6.00%, 7/1/2023	900	902
Series 2019A, Rev., 5.00%, 7/15/2023	120	120

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Allegheny County Sanitary Authority, Sewer
Series 2020A, Rev., 4.00%, 6/1/2024	300	302
Series 2020A, Rev., 4.00%, 6/1/2025	150	152
Series 2020B, Rev., 4.00%, 6/1/2025	210	213
Series 2020A, Rev., 5.00%, 6/1/2026	425	449
Ambridge Borough Water Authority Rev., 4.00%, 11/15/2023	175	175
Apollo-Ridge School District
Series 2019A, GO, 4.00%, 9/1/2023	385	385
Series 2019A, GO, 4.00%, 9/1/2024	450	453
Carmichaels Area School District, Limited Tax GO, 4.00%, 9/1/2023	150	150
Charleroi Borough Authority Water System Rev., AGM, 4.00%, 12/1/2023	225	225
Chester County Health and Education Facilities Authority, Main Line Health System
Series 2020A, Rev., 3.00%, 9/1/2023	230	230
Series 2020A, Rev., 3.00%, 9/1/2024	215	214
City of Altoona, Guaranteed Sewer GO, AGM, 5.00%, 12/1/2023	300	302
City of Lebanon Authority Rev., 4.00%, 12/15/2023	360	361
City of Philadelphia Series 2019B, Rev., 5.00%, 11/1/2023	380	382
City of Pittsburgh Series 2020A, GO, 5.00%, 9/1/2026	300	318
Commonwealth Financing Authority
Series B, Rev., 5.00%, 6/1/2023	425	425
Series B-1, Rev., 5.00%, 6/1/2023	320	320
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2023	775	775
Rev., 5.00%, 6/1/2028	25	27
Commonwealth of Pennsylvania
Series 1, GO, 4.00%, 7/1/2023	2,115	2,116
Series 2018A, COP, 5.00%, 7/1/2027	405	435
County of Armstrong
GO, AGM, 4.00%, 6/1/2023	225	225
Series 2019A, GO, 5.00%, 6/1/2023	225	225
GO, AGM, 4.00%, 6/1/2024	230	231
GO, AGM, 4.00%, 6/1/2025	240	243
County of Chester Series 2014, GO, 5.00%, 7/15/2023	30	30
County of Indiana
GO, 2.00%, 12/15/2023	260	257
GO, 3.00%, 12/15/2024	430	426
GO, 3.00%, 12/15/2025	250	248
GO, 3.00%, 12/15/2026	435	431
County of Lackawanna
Series 2020B, GO, 4.00%, 9/1/2023	305	305
Series 2020A, GO, 4.00%, 3/15/2024	300	301
Series 2020A, GO, 4.00%, 3/15/2025	300	303
County of Lehigh Series 2019A, Rev., 5.00%, 7/1/2023	900	901
County of Somerset
GO, 2.00%, 10/1/2023	335	332
GO, 2.00%, 10/1/2024	300	292
Dallas School District GO, AGM, 5.00%, 10/15/2023	175	176

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
Delaware River Port Authority Series 2018B, Rev., 5.00%, 1/1/2024	150	151
Iroquois School District GO, 4.00%, 10/1/2023	200	200
Lancaster County Hospital Authority, University of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2026	20	21
Lancaster School District Series B, GO, AGM, 5.00%, 6/1/2023	1,665	1,665
Lycoming County Water and Sewer Authority Rev., AGM, 4.00%, 11/15/2023	150	150
Mars Area School District Series 2019B, GO, AGM, 5.00%, 9/1/2023	115	115
Middletown Township Sewer Authority Series 2019 16, Rev., GTD, 4.00%, 10/1/2023	210	210
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2024	300	301
Rev., 5.00%, 4/1/2025	250	253
Rev., 5.00%, 4/1/2026	165	168
Montour School District GO, 3.00%, 10/1/2023	200	199
Municipality of Penn Hills Series 2019A, GO, 3.00%, 12/1/2023	305	304
Neshannock Township School District Series 2019AA, GO, 4.00%, 9/1/2023	200	200
New Castle Area School District GO, 4.00%, 3/1/2024	240	241
Northeast Bradford School District GO, AGM, 3.00%, 6/1/2023	330	330
Penn Hills School District GO, 4.00%, 10/1/2023	1,790	1,791
Pennsylvania Economic Development Financing Authority Series 2013A, Rev., 5.00%, 7/1/2023	1,060	1,061
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 0.58%, 8/1/2024 (c)	5,500	5,285
Pennsylvania Higher Educational Facilities Authority Series 2015, Rev., 5.00%, 8/15/2023	50	50
Pennsylvania Turnpike Commission
Series 2016B, Rev., 5.00%, 6/1/2023	2,850	2,850
Series 2018A-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 4.16%, 6/8/2023 (b)	18,000	17,996
Rev., VRDO, LOC : TD Bank NA, 3.50%, 6/9/2023 (c)	40,000	40,000
Series 2019A, Rev., 5.00%, 12/1/2023	1,000	1,007
Series 2020B, Rev., 5.00%, 12/1/2023	425	428
Series 2020B, Rev., 5.00%, 12/1/2026	400	426
Series 2016A-1, Rev., 5.00%, 12/1/2027	100	105
Series 2016A-3, Rev., 5.00%, 12/1/2027	175	185
Series 2017, Rev., 5.00%, 12/1/2028	1,065	1,140
Perkiomen Valley School District Series 2020, GO, 5.00%, 11/15/2023	280	282
Philadelphia Gas Works Co., 1998 General Ordinance Series A-2, Rev., VRDO, LOC : TD Bank NA, 3.50%, 6/9/2023 (c)	20,300	20,300
Pittsburgh School District GO, 5.00%, 9/1/2023	1,810	1,817
Punxsutawney Area School District Series 2020A, GO, AGM, 5.00%, 10/15/2023	250	251
School District of Philadelphia (The) Series 2019A, GO, 5.00%, 9/1/2023	1,050	1,053
Selinsgrove Area School District Series 2019A, GO, 2.00%, 9/1/2023	585	582
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2023	750	750
Series 2017, Rev., 5.00%, 6/1/2023	35	35
Rev., 5.00%, 6/1/2024	755	766
Spring-Benner-Walker Joint Authority Series 2020A, Rev., 4.00%, 9/1/2024	440	443
Steel Valley School District, Allegheny County, Pennsylvania Unlimited Tax Series 2019B, GO, 4.00%, 11/1/2023	250	250
Steelton-Highspire School District, Limited Tax GO, 4.00%, 11/15/2023	85	85
Township of Butler GO, 5.00%, 10/1/2023	260	261
Township of East Coventry
GO, 3.00%, 12/1/2025	345	341

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
GO, 3.00%, 12/1/2026	275	271
Township of Radnor GO, 3.00%, 6/15/2024	145	144
Uniontown Area School District
GO, 2.00%, 10/1/2023	530	526
GO, 3.00%, 10/1/2024	900	893
University of Pittsburgh of the Commonwealth System of Higher Education Series 2019, Rev., (SIFMA Municipal Swap Index Yield + 0.36%), 3.92%, 6/8/2023 (b)	52,000	52,001
Upper Allegheny Joint Sanitary Authority Series 2019A, Rev., AGM, 4.00%, 9/1/2023	215	215
Waynesboro Area School District, Franklin County GO, 5.00%, 10/1/2023	320	322
Wyalusing Area School District
GO, 3.00%, 4/1/2024	185	184
GO, 3.00%, 4/1/2026	300	295
Total Pennsylvania		173,256
Rhode Island — 0.7%
City of Pawtucket
Series 2019D, GO, AGM, 3.00%, 7/15/2023	70	70
Series 2019C, GO, AGM, 4.00%, 7/15/2023	380	380
Rhode Island Health and Educational Building Corp. Hospital Financing Care Series 2013A, Rev., 6.00%, 9/1/2023 (d)	500	503
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 2.95%, 6/1/2023 (c)	12,105	12,105
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Series 2019A, Rev., 5.00%, 10/1/2023	125	126
Total Rhode Island		13,184
South Carolina — 0.3%
Aiken County Consolidated School District Series 2019, Rev., 5.00%, 6/1/2023	75	75
Charleston County School District GO, SCSDE, 5.00%, 3/1/2024	3,000	3,038
Chester Sewer District, Wastewater System Improvement Rev., 4.00%, 6/1/2023	75	75
Piedmont Municipal Power Agency
Series 2017A, Rev., 5.00%, 1/1/2024	25	25
Series 2015A, Rev., 5.00%, 1/1/2026	1,300	1,325
South Carolina Jobs-Economic Development Authority, Lowcountry Leadership Charter School Project Series 2019A, Rev., 2.38%, 12/1/2024 (e)	405	388
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project Series 2020A, Rev., 4.00%, 11/15/2023	130	130
Total South Carolina		5,056
Tennessee — 1.6%
Chattanooga Health Educational and Housing Facility Board, Battery Heights Apartment Rev., 0.20%, 8/1/2023 (c)	2,000	1,984
County of Hamilton Series 2020B, GO, 5.00%, 3/1/2024	3,355	3,397
Knox County Health Educational and Housing Facility Board, University Health System, Inc. Rev., 5.00%, 4/1/2025	1,000	1,015
Knoxville's Community Development Corp., Austin Homes 1B Apartments Project Rev., 0.22%, 10/1/2023 (c)	4,500	4,425
Memphis-Shelby County Airport Authority Series 2021C, Rev., AMT, 5.00%, 7/1/2023	645	645
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, Trevecca Nazarene University Project Rev., 3.00%, 10/1/2024	220	215
Metropolitan Government Nashville and Davidson County Industrial Development Board, Waste Management, Inc. of Tennessee Project Rev., 0.58%, 8/1/2024 (c)	1,150	1,105
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Shelby House Apartments Project Series 2021B, Rev., 1.25%, 12/1/2024 (c)	5,655	5,406
Metropolitan Government of Nashville and Davidson County
Series 2015C, GO, 5.00%, 7/1/2023	3,000	3,004

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Series A, GO, 5.00%, 7/1/2023	115	115
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019B-1, Rev., 4.00%, 12/1/2026	9,875	9,116
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2023	250	251
Series 2021A, Rev., 5.00%, 11/1/2026	350	359
Tennessee State School Bond Authority Series 2014B, Rev., 5.00%, 11/1/2023	250	252
West Wilson Utility District of Wilson County Tennessee Rev., 5.00%, 6/1/2023	100	100
Total Tennessee		31,389
Texas — 9.3%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc. Rev., PSF-GTD, 3.00%, 8/15/2023	655	654
Arlington Housing Finance Corp. Series 2023, Rev., 4.50%, 4/1/2027 (c)	1,220	1,239
Austin Community College District Public Facility Corp., Lease, Highland Campus Parking Garage Project
Series 2018C, Rev., 5.00%, 8/1/2024	200	204
Series 2018C, Rev., 5.00%, 8/1/2025	200	208
Avery Ranch Road District No. 1, Unlimited Tax GO, 3.00%, 8/15/2023	810	809
Board of Regents of the University of Texas System, Financing System Series 2016D, Rev., 5.00%, 8/15/2023	3,000	3,009
Brushy Creek Municipal Utility District, Unlimited Tax GO, 3.00%, 6/1/2023	250	250
Capital Area Housing Finance Corp., Multi-Family Housing, Grand Avenue Flats Ltd. Rev., 0.29%, 8/1/2024 (c)	11,100	10,549
Capital Area Housing Finance Corp., Variable Lockhart Farms Apartments Rev., 0.70%, 6/1/2024 (c)	3,000	2,879
Central Texas Regional Mobility Authority, Subordinated Lien Series 2020F, Rev., BAN, 5.00%, 1/1/2025	6,430	6,505
City of Austin Series 2012A, Rev., 5.00%, 11/15/2023	65	65
City of Austin, Electric Utility System Series A, Rev., 5.00%, 6/16/2023	1,125	1,126
City of Corpus Christi
Rev., 5.00%, 7/15/2023	25	25
Series 2013, Rev., 5.00%, 7/15/2023 (d)	1,250	1,252
City of EI Paso, Combination Tax GO, 5.00%, 8/15/2023	515	516
City of El Paso Series 2020A, GO, 5.00%, 8/15/2024	275	280
City of Houston Series 2004B-4, Rev., VRDO, LOC : PNC Bank NA, 3.52%, 6/9/2023 (c)	11,500	11,500
City of Houston, Airport System, Subordinate Lien Series 2021A, Rev., AMT, 5.00%, 7/1/2023	850	850
City of Irving, Hotel Occupancy, Occupancy Tax Rev., 5.00%, 8/15/2023	50	50
City of Plano Series 2022, GO, 4.00%, 9/1/2024	1,000	1,008
City of Port Arthur, Combination Tax, Certificates of Obligation
Series 2020A, GO, AGM, 5.00%, 2/15/2024	380	384
Series 2020A, GO, AGM, 5.00%, 2/15/2025	400	411
City of Universal City, Improvement Bonds GO, 2.00%, 8/15/2023	230	229
County of Bexar Series 2013B, GO, 5.00%, 6/15/2023	25	25
County of Bexar, Tax Exempt Venue Project Rev., 5.00%, 8/15/2023	275	275
County of Kaufman, Limited Tax
Series 2020A, GO, 5.00%, 2/15/2024	125	126
Series 2020A, GO, 5.00%, 2/15/2025	130	134
County of Kaufman, Unlimited Tax
GO, 5.00%, 2/15/2024	210	212
GO, 5.00%, 2/15/2025	255	262
Cypress Hill Municipal Utility District No. 1, Unlimited Tax GO, 3.00%, 9/1/2023	270	269
Dallas Fort Worth International Airport
Series 2013F, Rev., 5.00%, 11/1/2023	150	151

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series 2013G, Rev., 5.00%, 11/1/2023	420	422
Series 2020A, Rev., 5.00%, 11/1/2023	35	35
Series 2014C, Rev., 5.00%, 11/1/2026	400	402
Series 2021B, Rev., 5.00%, 11/1/2026	35	37
Series 2013D, Rev., 5.25%, 11/1/2027	85	86
Florence Independent School District, Unlimited Tax
GO, PSF-GTD, 3.00%, 8/15/2026	230	226
GO, PSF-GTD, 3.00%, 8/15/2027	115	112
Fort Bend County Levee Improvement District No. 11, Unlimited Tax GO, AGM, 3.00%, 9/1/2023	400	399
Fort Bend County Municipal Utility District No. 116, Unlimited Tax GO, 3.00%, 9/1/2023	450	449
Galveston Public Facility Corp., The Oleanders at Broadway Rev., 0.47%, 8/1/2024 (c)	11,255	10,745
Grand Parkway Transportation Corp., System Toll Series 2013B, Rev., 5.00%, 10/1/2023 (d)	21,060	21,167
Greenhawe Water Control and Improvement District No. 2, Unlimited Tax GO, AGM, 3.00%, 9/1/2023	200	200
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019C-2, Rev., (SIFMA Municipal Swap Index Yield + 0.57%), 4.13%, 6/8/2023 (b)	9,000	8,950
Series 2019A, Rev., 5.00%, 12/1/2023	2,230	2,244
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	8,700	9,136
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,000	1,077
Harris County Fresh Water Supply District No. 61, Unlimited Tax
GO, AGM, 4.00%, 9/1/2023	445	445
GO, AGM, 3.00%, 9/1/2024	695	689
Harris County Municipal Utility District No. 096, Unlimited Tax GO, 2.00%, 9/1/2023	195	194
Harris County Municipal Utility District No. 152, Unlimited Tax GO, AGM, 3.00%, 8/1/2023	400	399
Harris County Municipal Utility District No. 276, Unlimited Tax GO, 3.00%, 9/1/2023	745	743
Harris County Municipal Utility District No. 281, Unlimited Tax GO, 2.00%, 9/1/2023	305	303
Harris County Municipal Utility District No. 374, Unlimited Tax GO, 3.00%, 9/1/2023	115	115
Harris County Municipal Utility District No. 391, Unlimited Tax GO, 3.00%, 9/1/2023	400	399
Harris County Municipal Utility District No. 419, Unlimited Tax GO, 3.00%, 9/1/2023	455	454
Harris County Water Control and Improvement District No. 119, Unlimited Tax GO, AGM, 3.00%, 10/1/2023	375	374
Harris County-Houston Sports Authority Series 2004A-3, Rev., NATL - RE, Zero Coupon, 11/15/2024 (d)	3,410	1,415
Lewisville Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	825	874
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2027	1,585	1,712
Lytle Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/15/2028	255	266
Matagorda County Navigation District No.1, Pollution Control, Central Power and Light Co. Project Rev., AMT, 0.90%, 9/1/2023 (c)	3,750	3,709
Mission Economic Development Corp., Waste Management, Inc., Project Rev., AMT, (SIFMA Municipal Swap Index Yield + 0.38%), 3.94%, 6/8/2023 (b)	10,000	9,784
Montgomery County Municipal Utility District No. 94, Unlimited Tax GO, 2.00%, 10/1/2023	185	184
New Hope Cultural Education Facilities Finance Corp., Children's Healthcare Series 2017A, Rev., 5.00%, 8/15/2023	100	100
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project
Series 2020A, Rev., 2.20%, 1/1/2024	180	177
Series 2020A, Rev., 2.25%, 1/1/2025	315	299
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Series 2018, Rev., 5.00%, 6/1/2023	80	80
North Texas Tollway Authority Series 2021B, Rev., 5.00%, 1/1/2025	250	256
North Texas Tollway Authority, First Tier
Series 2016A, Rev., 5.00%, 1/1/2025	50	50

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
Series A, Rev., 5.00%, 1/1/2025	530	531
Series 2016A, Rev., 5.00%, 1/1/2027	270	272
Northside Independent School District, Unlimited Tax Series 2014, GO, PSF-GTD, 5.00%, 6/15/2023	45	45
Northwest Harris County Municipal Utility District No. 19, Unlimited Tax GO, AGM, 2.00%, 10/1/2023	105	104
Pecan Grove Municipal Utility District, Unlimited Tax
GO, AGM, 3.00%, 9/1/2023	345	344
GO, 4.00%, 9/1/2023	740	741
GO, AGM, 3.00%, 9/1/2024	600	595
Permanent University Fund - Texas A&M University System Series 2012A, Rev., 5.00%, 7/1/2023	25	25
Permanent University Fund - University of Texas System Series 2014A, Rev., 5.00%, 7/1/2023	320	320
Plano Public Facility Corp., K Avenue Lofts Rev., VRDO, 0.65%, 12/1/2024 (c)	9,500	9,500
Robstown Independent School District, Unlimited Tax GO, PSF-GTD, 3.00%, 2/15/2024	360	358
State of Texas, Veterans
Series 2011A, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 6/9/2023 (c)	10,280	10,280
GO, VRDO, LIQ : Sumitomo Mitsui Banking Corp., 4.07%, 6/9/2023 (c)	13,485	13,485
State of Texas, Veterans Housing Assistance Program Series 2008 B, GO, VRDO, LIQ : State Street Bank & Trust Co., 3.90%, 6/9/2023 (c)	5,060	5,060
Tarrant County Cultural Education Facilities Finance Corp. Series 2018A, Rev., 5.00%, 7/1/2023	750	751
Texas Department of Housing and Community Affairs, Fishpond at Corpus Christi Apartments Series 2020, Rev., 4.00%, 12/1/2023 (c) (f)	850	850
Town of Horizon City, Combination Tax GO, AGM, 4.00%, 8/15/2023	230	230
Travis County Housing Finance Corp., Multi-Family Housing, Enclave on Ross Apartments Rev., 0.23%, 2/1/2024 (c)	10,000	9,689
Travis County Municipal Utility District No. 4, Unlimited Contract Tax Series 2019A, GO, AGM, 3.00%, 9/1/2023	650	649
Travis County Water Control and Improvement District No. 17, Texas Steiner Ranch Defined Area Unlimited Tax
GO, 3.00%, 5/1/2024	400	396
GO, 4.00%, 5/1/2025	300	303
GO, 4.00%, 5/1/2026	280	286
Wichita Falls Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 2/1/2024	1,000	1,004
Total Texas		179,982
Utah — 0.1%
City of Ogden City Series 2020A, Rev., 5.00%, 6/15/2023	25	25
City of Salt Lake, International Airport Series 2021A, Rev., AMT, 5.00%, 7/1/2023	300	300
Provo School District Series 2021B, GO, 5.00%, 6/15/2023	140	140
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 3.00%, 10/15/2023	60	60
Rev., 3.00%, 10/15/2025	125	120
Utah State University, Student Building Fee Series 2013B, Rev., 4.50%, 6/1/2023 (d)	275	275
Utah Telecommunication Open Infrastructure Agency, Sales Tax Series 2022, Rev., 5.00%, 6/1/2023	250	250
Utah Transit Authority, Sales Tax Series 2006C, Rev., AGM, 5.25%, 6/15/2023	200	200
Weber School District
Series 2014, GO, 5.00%, 6/15/2023	100	100
Series 2016, GO, 5.00%, 6/15/2023	25	25
Total Utah		1,495
Virginia — 3.6%
Campbell County Industrial Development Authority Series 2020, Rev., 5.00%, 6/1/2023	150	150
Chesapeake Bay Bridge and Tunnel District General Resolution Series 2019, Rev., BAN, 5.00%, 11/1/2023	280	281

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Virginia — continued
Chesapeake Economic Development Authority, Virginia Electric and Power Co. Project Series 2008A, Rev., VRDO, 1.90%, 6/1/2023 (c)	4,250	4,250
Chesapeake Hospital Authority, Regional Medical Center Rev., 5.00%, 7/1/2023	925	926
City of Charlottesville Series 2022, GO, 5.00%, 6/15/2023	125	125
County of Fairfax, Public Improvement Series 2021A, GO, 4.00%, 10/1/2023	2,740	2,745
Fairfax County Industrial Development Authority, Virginia Health Care, Inova Health System Project Series 2018C, Rev., VRDO, 3.55%, 6/9/2023 (c)	30,000	30,000
Rockingham County Economic Development Authority, Sunnyside Presbyterian Home Series 2020A, Rev., 4.00%, 12/1/2023	100	100
Spotsylvania County Economic Development Authority Series 2021, Rev., 5.00%, 6/1/2023	1,935	1,935
Virginia Resources Authority Series 2013A, Rev., 5.00%, 11/1/2023 (d)	25	25
Wise County Industrial Development Authority, Electric and Power Co. Project Series 2009A, Rev., 0.75%, 9/2/2025 (c)	22,765	20,864
York County Economic Development Authority, Electric and Power Co. Project Series 2009A, Rev., VRDO, 1.90%, 6/1/2023 (c)	8,000	8,000
Total Virginia		69,401
Washington — 1.2%
County of King Series 2015A, GO, 5.00%, 7/1/2023	20	20
County of Snohomish Series 2013, GO, 4.00%, 6/1/2023 (d)	150	150
Energy Northwest
Series 2018A, Rev., 4.00%, 7/1/2023 (d)	140	140
Series 2018A, Rev., 5.00%, 7/1/2023 (d)	145	145
Series 2018C, Rev., 5.00%, 7/1/2023 (d)	100	100
King County Housing Authority, Highland Village Project Rev., 5.00%, 1/1/2024	120	121
King County School District No. 407 Riverview, Unlimited Tax GO, 4.00%, 12/1/2023	500	501
State of Washington
Series R-2021D, GO, 5.00%, 7/1/2023	25	25
Series R-2022C, GO, 5.00%, 7/1/2023	30	30
Tobacco Settlement Authority Series 2013, Rev., 5.00%, 6/1/2023	310	310
Washington Health Care Facilities Authority, Catholic Health Initiatives Series 2013B, Rev., (SIFMA Municipal Swap Index Yield + 1.40%), 4.96%, 6/8/2023 (b)	10,000	10,004
Washington Health Care Facilities Authority, Commonspirit Health Series B-1, Rev., 5.00%, 8/1/2024 (c)	11,000	11,070
Washington Health Care Facilities Authority, Overlake Hospital Medical Center Rev., 5.00%, 7/1/2023	1,000	1,001
Total Washington		23,617
West Virginia — 0.3%
Berkeley County Board of Education GO, 5.00%, 5/1/2025	360	372
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2011A, Rev., AMT, 1.00%, 9/1/2025 (c)	5,650	5,214
Total West Virginia		5,586
Wisconsin — 1.4%
City of Milwaukee, Promissory Notes
Series 2015N2, GO, 4.00%, 3/15/2024	1,955	1,958
Series 2017N4, GO, 5.00%, 4/1/2024	3,045	3,074
City of Milwaukee, Sewerage System Series 2016S7, Rev., 5.00%, 6/1/2023	1,720	1,720
City of Racine Series 2019B, GO, 5.00%, 12/1/2023	125	126
City of Watertown, Promissory Notes
GO, 3.00%, 6/1/2023	125	125
GO, 3.00%, 6/1/2024	425	422

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
City of Waukesha, Promissory Notes Series 2019C, GO, 3.00%, 10/1/2023	350	349
County of Manitowoc GO, AGM, 3.00%, 11/1/2023	150	149
County of Manitowoc, Promissory Notes GO, AGM, 4.00%, 4/1/2024	680	683
County of Rusk, Promissory Notes GO, 3.00%, 3/1/2024	270	269
Lakeshore Technical College District Series 2019A, GO, 3.00%, 3/1/2024	405	403
Pewaukee School District Series 2019A, GO, 5.00%, 3/1/2024	375	379
Wisconsin Department of Transportation
Series 2013-1, Rev., 5.00%, 7/1/2023 (d)	100	100
Series 2015A, Rev., 5.00%, 7/1/2023	80	80
Wisconsin Health & Educational Facilities Authority Series 2013B-2, Rev., 4.00%, 11/15/2023	35	35
Wisconsin Health and Educational Facilities Authority, Hmong American Peace Academy
Rev., 4.00%, 3/15/2024	120	119
Rev., 4.00%, 3/15/2025	125	123
Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Obligated Group Series 2014A, Rev., 5.00%, 11/15/2023	100	101
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc. Series 2012, Rev., 5.00%, 6/1/2023	1,600	1,600
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2021B, Rev., VRDO, LIQ : FHLB, 3.45%, 6/9/2023 (c)	15,000	15,000
WPPI Energy Series 2013A, Rev., 5.00%, 7/1/2023	1,125	1,126
Total Wisconsin		27,941
Wyoming — 0.0% ^
Consolidated Municipalities Electric Power Systems Joint Powers Board
Series 2014A, Rev., 5.00%, 6/1/2023	115	115
Series 2022, Rev., 5.00%, 6/1/2023	500	500
Total Wyoming		615
Total Municipal Bonds (Cost $1,960,789)		1,931,063
	SHARES (000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (g) (h) (Cost $31,376)	31,374	31,377
Total Investments — 101.4% (Cost $1,992,165)		1,962,440
Liabilities in Excess of Other Assets — (1.4)%		(27,670)
NET ASSETS — 100.0%		1,934,770

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2023.
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	564	09/29/2023	USD	116,074	(81)

Abbreviations
USD	United States Dollar

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$1,931,063	$—	$1,931,063
Short-Term Investments
Investment Companies	31,377	—	—	31,377
Total Investments in Securities	$31,377	$1,931,063	$—	$1,962,440

JPMorgan Ultra-Short Municipal Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(81)	$—	$—	$(81)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.37% (a) (b)	$154,102	$621,007	$743,739	$19	$(12)	$31,377	31,374	$1,431	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.